Segment reporting - Segment as Adjusted EBITDA (Details) - EUR (€) € in Millions	5 Months Ended	9 Months Ended	12 Months Ended
	May 31, 2015	Dec. 31, 2015	Dec. 31, 2017	Dec. 31, 2016	Mar. 31, 2015
Disclosure of operating segments [line items]
Profit/(loss) for the period		€ (337.3)	€ 136.5	€ 36.4	€ (167.5)
Taxation		(12.3)	32.0	39.6	0.0
Net financing costs/(income)		35.5	74.4	62.1	(0.1)
Depreciation		20.3	35.9	43.3	0.0
Amortization		1.5	6.5	7.8	0.0
EBITDA		(292.3)	285.3	189.2	(167.6)
(Credit)/charge relating to Warrant Redemption Liability		(0.4)	0.0	0.0	0.4
Exceptional items		58.1	37.2	134.5	0.7
Adjusted EBITDA		158.8	328.1	324.9	0.0
Material reconciling items
Disclosure of operating segments [line items]
Net purchase-price adjustment-inventory step up		37.0	0.0	0.0	0.0
Net purchase-price adjustment for cash flow hedge accounting		4.9	0.0	0.0	0.0
Charge related to Founder Preferred Shares Annual Dividend Amount		349.0	0.0	0.0	165.8
(Credit)/charge relating to Warrant Redemption Liability		(0.4)	0.0	0.0	0.4
Exceptional items		58.1	37.2	134.5	0.7
Other add-backs		0.0	5.6	1.2	0.0
Adjusted EBITDA		156.3	328.1	324.9	(0.7)
Unallocated
Disclosure of operating segments [line items]
Adjusted EBITDA		€ 2.5	€ 0.0	€ 0.0	€ 0.7
Predecessor
Disclosure of operating segments [line items]
Profit/(loss) for the period	€ (128.0)
Taxation	40.9
Net financing costs/(income)	115.7
Depreciation	11.3
Amortization	1.2
EBITDA	41.1
(Credit)/charge relating to Warrant Redemption Liability	0.0
Exceptional items	84.3
Adjusted EBITDA	125.4
Predecessor | Material reconciling items
Disclosure of operating segments [line items]
Net purchase-price adjustment-inventory step up	0.0
Net purchase-price adjustment for cash flow hedge accounting	0.0
Charge related to Founder Preferred Shares Annual Dividend Amount	0.0
(Credit)/charge relating to Warrant Redemption Liability	0.0
Exceptional items	84.3
Other add-backs	0.0
Adjusted EBITDA	125.4
Predecessor | Unallocated
Disclosure of operating segments [line items]
Adjusted EBITDA	€ 0.0